SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2021
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 6 – SHAREHOLDERS’ EQUITY

As of December 31, 2020 and June 30, 2021, share capital is composed of ordinary shares, as follows:

	Number of ordinary shares
	December 31,	June 30,
	2020	2021

Authorized share capital	1,500,000,000	1,500,000,000

Issued and paid-up share capital	349,169,545	696,748,668

	In USD and NIS
	December 31,	June 30,
	2020	2021

Authorized share capital (in NIS)	150,000,000	150,000,000

Issued and paid-up share capital (in NIS)	34,916,955	69,674,867

Issued and paid-up share capital (in USD)	9,869,795	20,496,207